Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2022
Entity Registrant Name	dei_EntityRegistrantName	FINANCIAL INVESTORS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000915802
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 23, 2024
Document Effective Date	dei_DocumentEffectiveDate	Jan. 23, 2024
Prospectus Date	rr_ProspectusDate	Feb. 28, 2023
ALPS | Kotak India ESG Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

FINANCIAL INVESTORS TRUST

ALPS/Kotak India ESG Fund

(the “Fund”)

SUPPLEMENT DATED JANUARY 23, 2024, TO THE

SUMMARY PROSPECTUS DATED MARCH 1, 2023, AS REVISED APRIL 13, 2023

AND STATUTORY PROSPECTUS DATED FEBRUARY 28, 2023

Summary Section of the Statutory Prospectus and Summary Prospectus:

Effective immediately, the MSCI India Index is replacing the Nifty 500 Index as the Fund’s primary benchmark. The Adviser and Sub-Adviser made this recommendation to the Board because the new index is a globally recognized and more widely followed index compared to the current benchmark and more representative of the Fund’s investment profile.